Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Basis points	50.00%		50.00%	50.00%
Increase decrease in profit before tax on basis of higher lower basis points	¥ 20.9	$ 3.2	¥ 21.4
People's Republic of China [member]
Disclosure of detailed information about financial instruments [line items]
Number of top customers	20	20	20
People's Republic of China [member] | Top 20 Customers [member]
Disclosure of detailed information about financial instruments [line items]
Amount owed	¥ 125.5		¥ 387.6	$ 19.4
Percentage of trade receivables excluding bills receivables	37.70%	37.70%	50.00%